Financial results, net	12 Months Ended
Jun. 30, 2021
27. Financial results, net

27. Financial results, net

	June 30, 2021	June 30, 2020	June 30, 2019
Finance income:
- Interest income	360	299	260
- Dividend income	1	21	21
Total finance income	361	320	281
Finance costs:
- Interest expenses	(6,974)	(8,857)	(7,023)
- Other finance costs	(792)	(563)	(520)
Subtotal finance costs	(7,766)	(9,420)	(7,543)
Capitalized finance costs	468	169	356
Total finance costs	(7,298)	(9,251)	(7,187)
Other financial results:
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	5,318	505	1,026
- Exchange differences, net	7,020	(9,383)	1,507
- (Loss) / gain from repurchase of negotiable obligations	(95)	139	-
- (Loss) / gain from derivative financial instruments, net	(452)	(549)	837
- Other financial results	(74)	-	-
Total other financial results	11,717	(9,288)	3,370
- Inflation adjustment	(1,446)	(16)	(1,028)
Total financial results, net	3,334	(18,235)	(4,564)